PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2024	2023
Property and equipment	$1,125,013	$1,092,870
Leasehold improvements	46,934	46,934
Property and equipment at cost	1,171,947	1,139,804
Less - accumulated depreciation	(472,965)	(396,522)
Property and equipment, net	$698,982	$743,282

Depreciation expenses was $128,489 and $523,147 for the years ended December 31, 2024 and 2023, respectively.